Business Description and Basis of Presentation	6 Months Ended
Jun. 30, 2022
Business Description and Basis of Presentation
Business Description and Basis of Presentation

(1)   Business Description and Basis of Presentation

Global Business Travel Group, Inc. (“GBTG”), and its consolidated subsidiaries, including GBT JerseyCo Limited, (“GBT JerseyCo”, and all together the “Company”) is a leading platform serving travel for business purposes and provides a full suite of differentiated, technology-enabled solutions to business travelers and corporate clients, suppliers of travel content (such as airlines, hotels, ground transportation and aggregators) and third-party travel agencies. The Company manages end-to-end logistics of corporate travel and provides a link between businesses, their employees, travel suppliers and other industry participants.

On December 2, 2021, GBT JerseyCo entered into a definitive business combination agreement (“Business Combination Agreement”) with Apollo Strategic Growth Capital (“APSG”), a special purpose acquisition company, listed on the New York Stock Exchange (the “Business Combination”). The Business Combination closed on May 27, 2022 upon satisfaction of the closing conditions provided in the Business Combination Agreement. Upon closing of the Business Combination, APSG was renamed as “Global Business Travel Group, Inc.” and GBT JerseyCo became a direct subsidiary of GBTG. GBTG is a Delaware corporation and tax resident in the United States of America (“U.S.”). GBTG conducts its business through GBT JerseyCo in an umbrella partnership-C corporation structure (“Up-C structure”), which is tax resident in the United Kingdom (“U.K.”).

The Business Combination was accounted for as a reverse recapitalization. Accordingly, no assets or liabilities were measured at fair value, and no goodwill or other intangible assets were recognized as a result of the Business Combination (see note 6 - Reverse Recapitalization).

GBT JerseyCo was incorporated on November 28, 2019 under the Companies (Jersey) Law 1991 and prior to the Business Combination operated as a joint venture with American Express Travel Holdings Netherlands Coöperatief U.A. (“Amex Coop”), a resident of the Netherlands, Juweel Investors (SPC) Limited (a successor entity of Juweel Investors Limited) (“Juweel”), a resident of Cayman Islands and EG Corporate Travel Holdings LLC (“Expedia”) (collectively, with Amex Coop and Juweel the “Continuing JerseyCo Owners”).

The Company has one reportable segment.

Impact of COVID-19

Since March 2020, the outbreak of the novel strain of the coronavirus, COVID-19 (“COVID-19”) severely restricted the level of economic activity around the world and had an unprecedented effect on the global travel industry. Government measures implemented to contain the spread of COVID-19, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo time outside of their homes, limited business travel significantly below 2019 levels.

While many countries have vaccinated a reasonable proportion of their population, the rate and pace of vaccination globally, the severity and duration of resurgence, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. Overall, the ultimate impact and duration of the COVID-19 pandemic remains uncertain and will depend upon future developments, which are difficult to predict.

However, with the spread of the virus now being contained to varying degrees in certain countries during different times, travel restrictions have been lifted and clients have become more comfortable traveling, particularly to domestic locations. This has led to a moderation of the more severe declines in business travel bookings experienced at certain points since the pandemic began. Despite the continued negative impact of the COVID-19 pandemic on the Company’s business, the Company has seen improvement in its transaction volume starting the second half of 2021 and continuing into the first half of 2022 as COVID-19 vaccines continued to be administered and some travel restrictions relaxed. The global travel activity has since shown a recovery trend, but remained below 2019 levels. The Company incurred a net loss of $93 million and had cash outflows from operations of $309 million during the six months ended June 30, 2022 compared to a net loss of $169 million and cash outflows from operations of $236 million during the six months ended June 30, 2021.

The Company believes its liquidity is important given limited ability to predict its future financial performance due to the uncertainty associated with the COVID-19 pandemic. Since March 2020, the Company has taken several measures to preserve its liquidity, including initiating a business response plan to the COVID-19 pandemic (voluntary and involuntary redundancies, flexible workings, mandatory pay reductions, consolidating facilities, etc.), entered into several financial transactions, including several debt financing / refinancing transactions and the recent consummation of the Business Combination and continues to explore other capital market transactions to improve liquidity and/or expand its business operations.

Based on the financial mitigation measures taken and available funding capacity, along with cash from its operations, the Company believes it has adequate liquidity to meet the future operating, investing and financing needs of the business for a minimum period of twelve months.

Basis of Presentation

The Company’s consolidated financial statements include the accounts of GBTG, GBT JerseyCo’s wholly- owned subsidiaries and entities controlled by GBTG. There are no entities that have been consolidated due to control through operating agreements, financing agreements or as the primary beneficiary of a variable interest entity. The Company reports the non-controlling ownership interests in subsidiaries that are held by third-party owners as equity attributable to non-controlling interests in subsidiaries on the consolidated balance sheets. The portion of income or loss attributable to third-party owners for the reporting periods is reported as net income (loss) attributable to non-controlling interests in subsidiaries on the consolidated statements of operations. The Company has eliminated intercompany transactions and balances in its consolidated financial statements.

For the periods prior to the Business Combination, the consolidated financial statements of the Company comprise the accounts of GBT JerseyCo and its wholly-owned subsidiaries. All intercompany accounts and transactions among GBT JerseyCo and its consolidated subsidiaries were eliminated.

The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial reporting. As such, certain notes or other information that are normally required by U.S. GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements. These interim unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2021, which are included in the Company’s Registration Statement on Form S-1 as originally filed on June 21, 2022, and declared effective on August 5, 2022 (“Registration Statement”). The Company has included all normal recurring items and adjustments necessary for a fair presentation of the results of the interim period. The Company’s interim unaudited consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, supplier revenue, collectability of receivables, depreciable lives of property and equipment, acquisition purchase price allocations including valuation of acquired intangible assets and goodwill, equity-based compensation, valuation of operating lease right-of-use (“ROU”) assets, impairment of goodwill, other intangible assets, long-lived assets and investments in equity method investments, valuation allowances on deferred income taxes, valuation of pensions, interest rate swaps, warrants and Earnout Shares (discussed below) and contingencies. Actual results could differ materially from those estimates.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact the Company’s results of operations. As a result, many of the Company’s estimates and assumptions require increased judgment. As events continue to evolve and additional information becomes available, the Company’s estimates may change materially in future periods.